Short-Term Loans (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 20, 2018 USD ($)	Dec. 20, 2018 CNY (¥)
Short-Term Loans (Details) [Line Items]
Short term loans	$ 8,391,323	$ 7,624,061
Interest expenses, loans	1,136,654	746,504	$ 138,010
China Construction Bank [Member]
Short-Term Loans (Details) [Line Items]
Short-term bank loans annual interest rate				5.39%	5.39%
Short-term bank loans borrowed				$ 3,119,000	¥ 21,450,000
Loans agreements [Member]
Short-Term Loans (Details) [Line Items]
Short term loans	$ 107,829	$ 1,046,275
Loans agreements [Member] | Minimum [Member]
Short-Term Loans (Details) [Line Items]
Short-term bank loans annual interest rate	4.15%	2.46%
Loans agreements [Member] | Maximum [Member]
Short-Term Loans (Details) [Line Items]
Short-term bank loans annual interest rate	24.00%	25.00%